BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Depreciation on power generating assets (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concession asset | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	34 years	35 years
Top of range | Dams
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	115 years
Top of range | Penstocks
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	60 years
Top of range | Powerhouses
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	115 years
Top of range | Hydroelectric generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	115 years
Top of range | Wind generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	30 years
Top of range | Solar generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	35 years
Top of range | Gas-fired cogenerating (“Cogeneration”) units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	40 years
Top of range | Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	60 years